MORGAN STANLEY DEAN WITTER FINANACIAL SERVICES TRUST
                      TWO WORLD TRADE CENTER
                     NEW YORK, NEW YORK 10048


                              August 5, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley Dean Witter Financial Services Trust
        File #333-16177
        Rule 497(j) Filing


Dear Sir/Madam:
     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on July 30, 1998.


                              Very truly yours,
                           /s/Lou Anne McInnis
                              Lou Anne McInnis
                              Assistant Secretary

cc: Randolph Koch, Esq.
    Barry Fink, Esq.



rc:paras\497j.98